Document and Entity Information	Mar. 23, 2025
Cover [Abstract]
Entity Registrant Name	AZEK Co Inc.
Amendment Flag	false
Entity Central Index Key	0001782754
Document Type	8-K
Document Period End Date	Mar. 23, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-39322
Entity Tax Identification Number	90-1017663
Entity Address, Address Line One	1330 W Fulton Street
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60607
City Area Code	(877)
Local Phone Number	275-2935
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.001 per share
Trading Symbol	AZEK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false